            As filed with the U.S. Securities and Exchange Commission
                              on November 18, 2002

                        Securities Act File No. 33-47880
                    Investment Company Act File No. 811-6670

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [x]

                           Pre-Effective Amendment No.                     [ ]

                         Post-Effective Amendment No. 27                   [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [x]

                                Amendment No. 28                           [x]
                        (Check appropriate box or boxes)

                     Credit Suisse Institutional Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

         466 Lexington Avenue
          New York, New York                                  10017-3147
(Address of Principal Executive Offices)                      (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 875-3500

                                Hal Liebes, Esq.
                     Credit Suisse Institutional Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: January 1, 2003.

It is proposed that this filing will become effective (check appropriate box):

        [ ]    immediately upon filing pursuant to paragraph (b)

        [ ]    on [date] pursuant to paragraph (b)

        [ ]    60 days after filing pursuant to paragraph (a)(1)

        [ ]    on [date] pursuant to paragraph (a)(1)

        [x]    75 days after filing pursuant to paragraph (a)(2)

        [ ]    on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

             CREDIT SUISSE
             INSTITUTIONAL FUND
             Prospectus


                        CREDIT SUISSE
                        INSTITUTIONAL FUND, INC.
                        - HARBINGER PORTFOLIO

           As with all mutual funds, the Securities and Exchange
           Commission has not approved the portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

KEY POINTS................... ....................           4
   Goal and Principal Strategies..................           4
   A Word About Risk..............................           4
   Investor Profile...............................           5
PERFORMANCE SUMMARY............... ...............           6
INVESTOR EXPENSES................ ................           7
   Fees and Portfolio Expenses....................           7
   Example........................................           8
THE PORTFOLIO IN DETAIL............. .............           9
   The Management Firm............................           9
   Portfolio Information Key......................           9
   Goal and Strategies............................          10
   Portfolio Investments..........................          10
   Risk Factors...................................          11
   Portfolio Management...........................          11
   Financial Highlights...........................          12
MORE ABOUT RISK................. .................          13
   Introduction...................................          13
   Types of Investment Risk.......................          13
   Certain Investment Practices...................          15
MEET THE MANAGERS................ ................          18
MORE ABOUT YOUR PORTFOLIO............ ............          19
   Share Valuation................................          19
   Account Statements.............................          19
   Distributions..................................          19
   Taxes..........................................          20
BUYING SHARES.................. ..................          21
SELLING SHARES................. ..................          24
OTHER POLICIES................. ..................          26
FOR MORE INFORMATION............... ..............  back cover

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES


---------------------------------------------------------------------------------------------------------
PORTFOLIO GOAL           PRINCIPAL STRATEGIES          PRINCIPAL RISK FACTORS
---------------------------------------------------------------------------------------------------------
Harbinger Portfolio      - Invests primarily in        - Focus Risk
Long-term growth of      equity securities of          - Non-diversified status
capital                   approximately 20-30 U.S.     - Market risk
                         companies considered to be    - Special-situation companies
                         in their post-                - Start-up and other small companies
                         venture-capital stage of
                           development
                         - May invest in companies of
                           any size
                         - Takes a growth investment
                           approach to identify
                           attractive
                           post-venture-capital
                           investments
---------------------------------------------------------------------------------------------------------

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOCUS RISK

   The portfolio generally invests a greater proportion of its assets in the securities of a relatively small number of issuers. As a result, the portfolio may be subject to much greater volatility with respect to its investments than a fund that invests in a larger number of securities.

MARKET RISK

   The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments-including stocks and bonds, and the mutual funds that invest in them.

NON-DIVERSIFIED STATUS

   The fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

SPECIAL-SITUATION COMPANIES

   "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

START-UP AND OTHER SMALL COMPANIES

   Start-up and other small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

     INVESTOR PROFILE

   THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

 - have longer time horizons

 - are willing to assume the risk of losing money in exchange for attractive potential long-term returns

 - are investing for growth of capital

   IT MAY NOT BE APPROPRIATE IF YOU:

 - are investing for a shorter time horizon

 - are uncomfortable with an investment that has a higher degree of volatility

 - are looking for income

   You should base your investment decision on your own goals, risk preferences and time horizon.

                              PERFORMANCE SUMMARY

As the portfolio has not commenced operations, no performance information is available as of the date of this Prospectus.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual portfolio operating expense figures are expected amounts for the fiscal year ending October 31, 2003.

----------------------------------------------------------------------------
                                                                HARBINGER
                                                                PORTFOLIO
----------------------------------------------------------------------------
SHAREHOLDER FEES
 (paid directly from your investment)
----------------------------------------------------------------------------
Sales charge "load" on purchases                                  NONE
----------------------------------------------------------------------------
Deferred sales charge "load"                                      NONE
----------------------------------------------------------------------------
Sales charge "load" on reinvested distributions                   NONE
----------------------------------------------------------------------------
Redemption fees                                                   NONE
----------------------------------------------------------------------------
Exchange fees                                                     NONE
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
 (deducted from fund assets)
----------------------------------------------------------------------------
Management fee                                                     1.00%
----------------------------------------------------------------------------
Distribution and service (12b-1) fee                              NONE
----------------------------------------------------------------------------
Other expenses                                                      .48%
----------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES*                              1.48%
----------------------------------------------------------------------------

* Total annual portfolio operating expenses are based on estimated amounts of other expenses to be charged in the current fiscal year. Portfolio service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements, which may be discontinued at any time, are expected to lower the portfolio's expenses as follows:

                   EXPENSES AFTER WAIVERS
                     AND REIMBURSEMENTS
Management fee                                                      .92%
Distribution and service (12b-1) fee                              NONE
Other expenses                                                      .48%
                                                                   -----
NET ANNUAL PORTFOLIO OPERATING EXPENSES                            1.40%

                                    EXAMPLE

This example may help you compare the cost of investing in this portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, and expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements and credits). Based on these assumptions, your cost would be:

-------------------------------------------------------------------------------------
                                                         ONE YEAR       THREE YEARS
-------------------------------------------------------------------------------------
HARBINGER PORTFOLIO                                           $151          $468

                            THE PORTFOLIO IN DETAIL

     THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies

 - A member of Credit Suisse Asset Management, Credit Suisse Asset Management is the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management will continue to provides asset management products and services to global corporate, institutional and government clients

 - Credit Suisse Asset Management companies manage approximately $66.8 billion in the U.S. and $306.9 billion globally

 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Tokyo and Sydney; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

     FUND INFORMATION KEY

   The description on the next page provides the following information about the portfolio:

GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

   The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

   The individuals designated by the investment adviser to handle the portfolio's day-to-day management.

FINANCIAL HIGHLIGHTS

   A table showing the portfolio's audited financial performance for up to five years.

 - TOTAL RETURN How much you would have earned on an investment in the portfolio, assuming you had reinvested all dividend and capital-gain distributions.

 - PORTFOLIO TURNOVER An indication of trading frequency. The portfolio may sell securities without regard to the length of time they have been held. A high turnover rate may increase the portfolio's transaction costs and negatively affect its performance. Portfolio turnover may also result in capital-gain distributions that could raise your income-tax liability.

   The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request.

     GOAL AND STRATEGIES

   The portfolio seeks long-term growth of capital. To pursue this goal, it invests in equity securities of approximately 20-30 U.S. companies considered to be in their post-venture-capital stage of development. The number of companies in which the portfolio invests can vary over time depending on market conditions and, at times, may exceed 30 or be less than 20.

   A post-venture-capital company is one that has received venture-capital financing either:

 - during the early stages of the company's existence or the early stages of the development of a new product or service, or

 - as part of a restructuring or recapitalization of the company

   In either case, one or more of the following will have occurred within 10 years prior to the portfolio's purchase of the company's securities:

 - the investment of venture-capital financing

 - distribution of the company's securities to venture-capital investors

 - the initial public offering

   Under normal market conditions, the portfolio will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of post-venture-capital companies located or conducting a majority of their business in the U.S. The portfolio may invest in companies of any size. Because the fund follows a focused investment approach, it may have a higher percentage of its assets in fewer industries than a fund that invests more broadly.

     PORTFOLIO INVESTMENTS

   This portfolio invests primarily in equity securities of U.S. post-venture-capital companies. Equity holdings may consist of:

 - common and preferred stocks

 - rights and warrants

 - securities convertible into common stocks

 - partnership interests

   The portfolio may invest without limit in special-situation companies.

   The portfolio may invest up to 20% of assets in foreign securities. To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factors are:

 - focus risk

 - market risk

 - non-diversified risk

 - special-situation companies

 - start-up and other small companies

   Because the portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be subject to greater volatility than a fund that invests in a larger number of securities.

   The value of your investment generally will fluctuate in response to stock-market movements. Investing in start-up and other small companies may expose the portfolio to increased market, information and liquidity risks. These risks are defined in "More About Risk."

   Post-venture-capital companies are often involved in "special situations." Securities of special-situation companies may decline in value and hurt the portfolio's performance if the anticipated benefits of the special situation do not materialize.

   "More About Risk" details these and certain other investment practices the fund may use. Please read that section carefully before you invest.

     PORTFOLIO MANAGEMENT

   Elizabeth B. Dater and Robert S. Janis are Co-Portfolio Managers of the portfolio. Associate Portfolio Manager Calvin E. Chung assists them. You can find out more about the portfolio's managers in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

As the portfolio has not yet commenced operations, no financial information is available as of the date of this Prospectus.

                                MORE ABOUT RISK
     INTRODUCTION

   The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The portfolio's discussions contain more detailed information. This section discusses other risks that may affect the portfolio.

   The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   ACCESS RISK Some countries may restrict the portfolio's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the portfolio.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

   MARKET RISK The market value of a security fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the portfolio to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[X]     Permitted without limitation; does not indicate actual use
/20%/   Italic type (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use
20%     Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate
        actual use
[ ]     Permitted, but not expected to be used to a significant
        extent
--      Not permitted

------------------------------------------------------------------------
 INVESTMENT PRACTICE                                              LIMIT
------------------------------------------------------------------------
BORROWING The borrowing of money from banks to meet
redemptions or for other temporary or emergency purposes.
Speculative exposure risk.                                         30%
------------------------------------------------------------------------
CURRENCY TRANSACTIONS Instruments, such as options, futures, forwards or swaps, intended to manage fund exposure to
currency risk or to enhance total return. Options, futures
or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and
future date.(1) Correlation, credit, currency, hedged
exposure, liquidity, political, speculative exposure,
valuation risks.                                                   [ ]
------------------------------------------------------------------------
EQUITY AND EQUITY RELATED SECURITIES Common stocks and other securities representing or related to ownership in a
company. May also include warrants, rights, options,
preferred stocks and convertible debt securities. These
investments may go down in value due to stock market
movements or negative company or industry events. Liquidity,
market, valuation risks.                                           [X]
------------------------------------------------------------------------
FOREIGN SECURITIES Securities of foreign issuers. May
include depository receipts. Access, currency, information,
liquidity, market, operational, political, valuation risks.        20%
------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts
that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes.
Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future
time based on those future changes.(1) Correlation,
currency, hedged exposure, interest-rate, market,
speculative exposure risks.(2)                                     [ ]
------------------------------------------------------------------------
INVESTMENT-GRADE DEBT SECURITIES Debt securities rated
within the four highest grades (AAA/Aaa through BBB/Baa) by
Standard & Poor's or Moody's rating service, and unrated
securities of comparable quality. Credit, interest-rate,
market risks.                                                      20%
------------------------------------------------------------------------

------------------------------------------------------------------------
 INVESTMENT PRACTICE                                              LIMIT
------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including passthrough
certificates and other senior classes of collateralized
mortgage obligations (CMDs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.             [ ]
------------------------------------------------------------------------
NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities and
convertible securities rated below the fourth-highest grade
(BBB/Baa) by Standard & Poor's or Moody's rating service,
and unrated securities of comparable quality. Commonly
referred to as junk bonds. Credit, information,
interest-rate, liquidity, market, valuation risks.                  5%
------------------------------------------------------------------------
OPTIONS Instruments that provide a right to buy (call) or
sell (put) a particular security or an index of securities
at a fixed price within a certain time period. The fund may
purchase both put and call options for hedging or
speculative purposes.(1) Correlation, credit, hedged
exposure, liquidity, market, speculative exposure risks.           25%
------------------------------------------------------------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or
part of their interests in enterprises they own or control.
Access, currency, information, liquidity, operational,
political, valuation risks.                                        [ ]
------------------------------------------------------------------------
REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment
vehicles that invest primarily in income-producing real
estate or real-estate-related loans or interests. Credit,
interest-rate, market risks.                                       [ ]
------------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                            /15%/
------------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions; the fund receives cash, U.S. government
securities or bank letters of credit as collateral. Credit,
liquidity, market risks.                                          33 1/3%
------------------------------------------------------------------------
SHORT POSITIONS Selling borrowed securities with the
intention of repurchasing them for a profit on the
expectation that the market price will drop. If the fund
were to take short positions in stocks that increase in
value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform
similar mutual funds that do not take short positions.
Liquidity, market, speculative exposure risks.                    /10%/
------------------------------------------------------------------------
SHORT SALES "AGAINST THE BOX" A short sale where the fund
owns enough shares of the security involved to cover the
borrowed securities, if necessary. Liquidity, market,
speculative exposure risks.                                       /10%/
------------------------------------------------------------------------
SPECIAL-SITUATION COMPANIES Companies experiencing unusual
developments affecting their market values. Special
situations may include acquisition, consolidation,
reorganization, recapitalization, merger, liquidation,
special distribution, tender or exchange offer, or
potentially favorable litigation. Securities of a
special-situation company could decline in value and hurt
the fund's performance if the anticipated benefits of the
special situation do not materialize. Information, market
risks.                                                             [X]
------------------------------------------------------------------------
START-UP AND OTHER SMALL COMPANIES Companies with small
relative market capitalizations, including those with
continuous operations of less than three years. Information,
liquidity, market, valuation risks.                                [X]
------------------------------------------------------------------------

------------------------------------------------------------------------
 INVESTMENT PRACTICE                                              LIMIT
------------------------------------------------------------------------
SWAPS A contract between the fund and another party in which the parties agree to exchange streams of payments based on
certain benchmarks, such as market indexes or currency or
interest rates. For example, the fund may use swaps to gain
access to the performance of a benchmark asset (such as an
index or one or more stocks) where the fund's direct
investment is restricted. Credit, currency, information,
interest-rate, liquidity, market, political, speculative
exposure, valuation risks.                                         [ ]
------------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the
fund's assets in investments such as money-market
obligations and investment-grade debt securities for
defensive purposes. Although intended to avoid losses in
adverse market, economic, political or other conditions,
defensive tactics might be inconsistent with the fund's
principal investment strategies and might prevent the fund
from achieving its goal.                                           [ ]
------------------------------------------------------------------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at
a specified price and usually for a limited time. Liquidity,
market, speculative exposure risks.                                10%
------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                        20%
------------------------------------------------------------------------

(1)The fund is not obligated to pursue any hedging strategy and does not represent that these techniques are available now or will be available at any time in the future.
(2)The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                               MEET THE MANAGERS

The following individuals are responsible for the day-to-day portfolio management of the portfolio:

ELIZABETH B. DATER, Managing Director, is head of U.S. equities and Chief Investment Officer for post-venture capital, distribution management and small-capitalization U.S. equity portfolios. She joined in 1999 as a result of the acquisition of Warburg Pincus Asset Management (WPAM), where she served as the Director of Research from 1984 through 1988 and as a Senior Portfolio Manager and member of the Operating Committee from 1988 to 1999. Prior to joining WPAM in 1978, she was a Vice President and U.S. Equity Analyst at Fiduciary Trust Company of New York and worked at Lehman Brothers. Ms. Dater holds B.A. in Fine Arts from Boston University. She serves on the executive committees of Prep For Prep and Women in Need, and on the investment committee of New York Community Trust. In addition, she is a member of the Women's Economic Roundtable, and has been a regular panelist on the "Wall #treet Week With Louis Rukeyser" television show since 1976 and the successor program Louis Rukeyser's "Wall Street" on CNBC.

ROBERT S. JANIS, Managing Director, is a portfolio manager and analyst specializing in post-venture capital, distribution management and small-capitalization U.S. equity portfolios, and has been Co-Portfolio Manager of the portfolio since portfolio inception. He joined Warburg Pincus in 1994 and came to CSAM in 1999 when it acquired Warburg Pincus. Previously, he was a Vice President and senior equity analyst at U.S. Trust Company of New York. Mr. Janis holds a B.A. in Economics from the University of Pennsylvania and an M.B.A. in Finance from the University of Pennsylvania's Wharton School.

CALVIN E. CHUNG, CFA, Vice President, has been Associate Portfolio Manager of the portfolio since portfolio inception. He joined CSAM in 2000 from Eagle Asset Management, where he was a vice president and senior technology equity analyst. Previously, he was a research associate at Fidelity Management and Research and a financial services advisor at MetLife Resources from 1997 to 1999. Mr. Chung holds a B.A. in Economics from Brandeis University and an M.B.A. in Finance from the University of Chicago Graduate School of Business.

           Job titles indicate position with the investment adviser.

                           MORE ABOUT YOUR PORTFOLIO

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).

   The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (currently 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the portfolio's total assets, less its liabilities, by the number of shares outstanding in the portfolio.

   The portfolio values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, the fair value of the securities and other assets is determined in good faith by or under the direction of the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

   Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolio does not compute its price. This could cause the value of the portfolio's investments to be affected by trading on days when you cannot buy or sell shares.

     ACCOUNT STATEMENTS

   In general, you will receive account statements or notices as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every calendar quarter

   You will also receive annual and semiannual financial reports.

     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.

   The portfolio may earn dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

   The portfolio typically distributes dividends and capital gains annually, usually in December.

   Most investors have their distributions reinvested in additional shares of the same portfolio. Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

   Estimated year-end distribution information, including record and payment dates, will be available late in the year by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the portfolio.

     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. Distributions from other sources are generally taxed as ordinary income.

   If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you will receive a portion of the money you just invested in the form of a taxable distribution.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal-tax category.

TAXES ON TRANSACTIONS

   Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                 BUYING SHARES

     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Institutional Services Center to receive one by mail or fax.

   You can make your initial investment by wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

     BUYING AND SELLING SHARES

   The Institutional Fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (currently 4 p.m. Eastern Time), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. "Proper Form" means we or your financial services firm, as the case may be, have received a completed purchase application and payment for shares (as described in this Prospectus).

                           MINIMUM INITIAL INVESTMENT

Harbinger Portfolio                                                   $1,000,000

                         MINIMUM SUBSEQUENT INVESTMENT

Harbinger Portfolio                                                      $50,000

   The minimum initial investment for any group of related persons is an aggregate $4,000,000. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. The minimum investments may be waived or modified.

INVEST BY PURCHASES IN KIND

   With CSAM's permission, investors may acquire shares in exchange for portfolio securities. The portfolio securities must meet the following requirements:

 - Match the investment objectives and policies of the portfolio to be purchased

 - Be considered by the portfolio's adviser to be an appropriate portfolio investment

 - Be easily valued, liquid and not subject to restrictions on transfer

   You may have to pay administrative or custody costs if you make purchases in kind and the execution of your purchase order may be delayed.

FINANCIAL-SERVICES FIRMS

   You may be able to buy and sell portfolio shares through financial-services firms such as banks, brokers and financial advisors. The portfolio has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the portfolio and will be priced at the next-computed NAV.

   Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the portfolio. Please read their program materials for any special provisions or additional service features that may apply to your investment. Certain features of the portfolio, such as the minimum initial amounts, may be modified.

     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table.

                 OPENING AN ACCOUNT                                       ADDING TO AN ACCOUNT

BY EXCHANGE

-  Call our Institutional Services Center to request      -  Call our Institutional Services Center to request
   an exchange from another Credit Suisse Fund or            an exchange from another Credit Suisse Fund or
   portfolio. Be sure to read the current Prospectus         portfolio.
   for the new fund or portfolio.                         -  If you do not have telephone privileges, mail or
-  If you do not have telephone privileges, mail or          fax a letter of instruction.
   fax a letter of instruction.

BY WIRE

-  Complete and sign the New Account Application.         -  Call our Institutional Services Center by 4 p.m.
-  Call our Institutional Services Center and fax            Eastern Time to inform us of the incoming wire.
   the signed New Account Application by 4 p.m.              Please be sure to specify the account
   Eastern Time.                                             registration, account number and the fund and
- Institutional Services Center will telephone you           portfolio name on your wire advice.
  with your account number. Please be sure to             - Wire the money for receipt that day.
  specify the account registration, account number
  and the fund name on your wire advice.
- Wire your initial investment for receipt that day.

                                 SELLING SHARES

           SELLING SOME OR ALL OF YOUR SHARES                                CAN BE USED FOR
BY MAIL

Write us a letter of instruction that includes:               - Sales of any amount.
- your name(s) and signature(s)
- the fund and portfolio name and account number
- the dollar amount you want to sell
- how to send the proceeds
Obtain a signature guarantee or other documentation, if
required (see "Selling Shares in Writing").
Mail the materials to Credit Suisse Institutional Funds,
Inc.
If only a letter of instruction is required, you can fax
it to the Institutional Services Center (unless a
signature guarantee is required).

BY PHONE

- Call our Institutional Services Center to request an        - Accounts with telephone privileges.
  exchange into another Credit Suisse Advisor Fund or
  portfolio. Be sure to read the current Prospectus for       If you do not have telephone privileges, mail
  the new fund or portfolio.                                  or fax a letter of instruction to exchange
                                                              shares.

BY EXCHANGE

Call our Institutional Services Center to request a           - Accounts with telephone privileges.
redemption. You can receive the proceeds as:
- a check mailed to the address of record
- a wire to your bank
See "By Wire" for details.

BY WIRE

- Complete the "Wire Instructions" and" section of your
  New Account Application.
- For federal-funds wires, proceeds will be wired on the      - Requests by phone or mail.
  next business day.

     HOW TO REACH US

  INSTITUTIONAL SERVICES CENTER
  Toll free: 800-222-8977
  Fax:     646-354-5026

  MAIL
  Credit Suisse Institutional Fund, Inc.
  P.O. Box 9030
  Boston, MA 02205-9030

  OVERNIGHT/COURIER SERVICE
  Boston Financial Data Services, Inc.
  Attn: Credit Suisse Institutional Funds, Inc.
  66 Brooks Drive
  Braintree, MA 02184

  INTERNET WEB SITE
  www.CreditSuisseFunds.com

     WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  Credit Suisse Institutional Fund, Inc.
  [Institutional Fund Portfolio Name]
  DDA# 9904-649-2
  F/F/C: [Account Number and Registration]

     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemptions in certain large accounts (other than by exchange)

 - requests to send the proceeds to a different payee or address than on record

 - shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

     RECENTLY PURCHASED SHARES

   For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another portfolio.



                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 5 P.M. ET

                                 OTHER POLICIES

     TRANSACTION DETAILS

   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

   Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if:

 - your investment check does not clear

 - you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day

   If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

   Uncashed redemption or distribution checks do not earn interest.
     ACCOUNT CHANGES

   Call our Institutional Services Center to update your account records whenever you change your address. Institutional Services Center can also help you change your account information or privileges.

     SPECIAL SITUATIONS

   The Institutional Fund reserves the right to:

 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading. In determining whether to accept or reject a purchase or exchange request, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the fund and its shareholders

 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements, including the requirements for employees and clients of its adviser and the adviser's affiliates

 - stop offering a portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)




                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 5 P.M. ET

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                     FOR MORE INFORMATION

   More information about the portfolios is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio's managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more detail about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Institutional Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports and portfolio holdings and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Institutional Fund, Inc.
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.CreditSuisseFunds.com

SEC FILE NUMBER:

Credit Suisse Institutional Fund, Inc.                                  811-6670

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]
P.O. BOX 9030, BOSTON, MA 02205-9030
800-222-8977 - www.CreditSuisseFunds.com
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.

                 SUBJECT TO COMPLETION, DATED NOVEMBER 18, 2002

                       STATEMENT OF ADDITIONAL INFORMATION

                                  _______, 2002

                     CREDIT SUISSE INSTITUTIONAL FUND, INC.

                               HARBINGER PORTFOLIO



This Statement of Additional Information provides information about the Credit Suisse Institutional Fund, Inc. (the "Fund"), relating to the Harbinger Portfolio (the "Portfolio") that supplements information contained in the Prospectus dated _______, 2002.

This Statement of Additional Information is not itself a prospectus and no investment in shares of the Portfolio should be made solely upon the information contained herein. Copies of the Fund's Prospectus, Annual Report, Semi-Annual Report and information regarding the Portfolio's current performance can be obtained by writing or telephoning:




























                        Credit Suisse Institutional Fund
                                  P.O. Box 9030
                              Boston, MA 02205-9030
                                 1-800-222-8977

                                TABLE OF CONTENTS

                                                                                                            Page
                                                                                                            ----

INVESTMENT OBJECTIVE AND POLICIES.............................................................................1
         General Investment Strategies........................................................................1
         Options, Futures and Currency Exchange Transactions..................................................1
                  Securities Options..........................................................................1
                  OTC Options.................................................................................4
                  Currency Transactions.......................................................................5
                           Forward Currency Contracts.........................................................5
                           Currency Options...................................................................6
                  Futures Activities..........................................................................7
                           Options on Futures Contracts.......................................................8
                  Hedging Generally...........................................................................9
                  Swaps......................................................................................10
                  Asset Coverage for Forward Contracts, Options, Futures, Options on
                         Futures and Swaps...................................................................10
                  U.S. Government Securities.................................................................11
                  Money Market Obligations...................................................................12
                  Repurchase Agreements......................................................................12
                  Money Market Mutual Funds..................................................................12
                  Convertible Securities.....................................................................13
                  Debt Securities............................................................................13
                           Below Investment Grade Securities.................................................14
                  Structured Securities......................................................................15
                           Mortgage-Backed Securities........................................................15
                           Asset-Backed Securities...........................................................16
                           Structured Notes, Bonds or Debentures.............................................16
                           Loan Participations and Assignments...............................................17
                  REITs......................................................................................17
                  Securities of Other Investment Companies...................................................18
                  Lending of Portfolio Securities............................................................18
                  Foreign Investments........................................................................19
                           Euro Conversion...................................................................20
                           Information.......................................................................20
                           Political Instability.............................................................20
                           Foreign Markets...................................................................20
                           Increased Expenses................................................................20
                           Privatizations....................................................................20
                           Foreign Debt Securities...........................................................21
                           Sovereign Debt....................................................................21
                           Depositary Receipts...............................................................22
                           Brady Bonds.......................................................................23
                           Emerging Markets..................................................................23
                  Short Sales................................................................................24
                  Warrants...................................................................................25
                  Non-Publicly Traded and Illiquid Securities................................................25

                           Rule 144A Securities..............................................................26
                  Borrowing..................................................................................27
                  Stand-By Commitments.......................................................................27
                  Reverse Repurchase Agreements..............................................................28
                  When-Issued Securities and Delayed-Delivery Transactions...................................28
                  Emerging Growth and Small Companies; Unseasoned Issuers....................................29
                  Special Situation Companies................................................................29
                  Dollar Rolls...............................................................................30
                  Temporary Defensive Strategies.............................................................30
                  Non-Diversified Status.....................................................................30
                  Other Strategies...........................................................................30
INVESTMENT RESTRICTIONS......................................................................................31
PORTFOLIO VALUATION .........................................................................................32
PORTFOLIO TRANSACTIONS ......................................................................................32
PORTFOLIO TURNOVER...........................................................................................32
MANAGEMENT OF THE FUND.......................................................................................36
         Officers and Board of Directors
         Ownership in Securities of the Portfolio and Fund Complex...........................................40
         Information Concerning Committees and Meetings of Directors.........................................42
         Directors' Total Compensation.......................................................................42
         Portfolio Managers of the Portfolio.................................................................43
         Investment Adviser and Co-Administrators............................................................43
         Code of Ethics .....................................................................................44
         Custodian and Transfer Agent........................................................................44
         Organization of the Fund............................................................................45
         Distribution and Shareholder Servicing..............................................................45
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................................................46
EXCHANGE PRIVILEGE...........................................................................................46
ADDITIONAL INFORMATION CONCERNING TAXES......................................................................47
         The Portfolio and Its Investments...................................................................47
         Passive Foreign Investment Companies................................................................50
         Dividends and Distributions.........................................................................50
         Sales of Shares.....................................................................................51
         Foreign Taxes.......................................................................................51
         Backup Withholding..................................................................................52
         Notices  ...........................................................................................52
         Other Taxation......................................................................................52
DETERMINATION OF PERFORMANCE.................................................................................52
INDEPENDENT ACCOUNTANTS AND COUNSEL..........................................................................54
FINANCIAL STATEMENTS.........................................................................................54


APPENDIX - DESCRIPTION OF RATINGS............................................................................A-1


                                      (ii)

                        INVESTMENT OBJECTIVE AND POLICIES

                  The following information supplements the discussion of the Portfolio's investment objective and policies in the Prospectus. There are no assurances that the Portfolio will achieve its investment objective.

                  The investment objective of the Portfolio is long-term growth of capital.

         General Investment Strategies

                  The Portfolio will invest, under normal market conditions, primarily in equity securities of approximately 20-30 U.S. companies considered to be in their post-venture capital stage of development.

                  Unless otherwise indicated, the Portfolio is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. The Portfolio does not represent that these techniques are available now or will be available at any time in the future.

         Options, Futures and Currency Exchange Transactions

                  The Portfolio may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return. Up to 25% of the Portfolio's total assets may be at risk in connection with these strategies. The Portfolio may enter into futures contracts and options on futures contracts on securities, securities indices and currencies and may engage in currency exchange transactions for these same purposes, which may involve speculation. The amount of assets considered to be "at risk" is, in the case of purchasing options, the amount of premium paid, and, in the case of writing options, the value of the underlying obligation.

                  Securities Options. The Portfolio may write covered put and call options on stock and debt securities and the Portfolio may purchase such options that are traded on foreign and U.S. exchanges, as well as over-the-counter ("OTC"). The Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

                  The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Portfolio could realize on its investments or require the Portfolio to hold securities it would otherwise sell.

                  The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Portfolio as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). The Portfolio that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that the Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

                  If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent the premium received offsets the effects of the decline.

                  In the case of options written by the Portfolio that are deemed covered by virtue of the Portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, the Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, since the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

                  Additional risks exist with respect to certain of the securities for which the Portfolio may write covered call options. For example, if the Portfolio writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

                  Options written by the Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Portfolio may write (i) in-the-money call options when Credit Suisse Asset Management, LLC ("CSAM"), the Portfolio's investment adviser, expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

                  Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Portfolio prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Portfolio may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When the Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs. Similarly, in cases where the Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the Portfolio under an option it has written would be terminated by a closing purchase transaction (the Portfolio would not be deemed to own an option as a result of the transaction). So long as the obligation of the Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. The Portfolio cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

                  There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Portfolio's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Portfolio. The Portfolio, however, intends to purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

                  Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund or the Portfolio and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Portfolio will be able to purchase on a particular security.

                  Securities Index Options. The Portfolio may purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

                  Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

                  OTC Options. The Portfolio may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

                  Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolio will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

                  Currency Transactions. The value in U.S. dollars of the assets of the Portfolio that are invested in foreign securities may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the Portfolio may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Portfolio will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. Risks associated with currency forward contracts and purchasing currency options are similar to those described herein for futures contracts and securities and stock index options. In addition, the use of currency transactions could result in losses from the imposition of foreign exchange controls, suspension of settlement or other governmental actions or unexpected events.

                  Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

                  At or before the maturity of a forward contract, the Portfolio may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

                  Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Portfolio. To the extent the Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through the use of hedging transactions).

                  Currency Options. The Portfolio may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

                  Currency Hedging. The Portfolio's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Portfolio generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Portfolio may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

                  A decline in the U.S. dollar value of a foreign currency in which the Portfolio's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, the Portfolio may purchase foreign currency put options. If the value of the foreign currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Portfolio derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Portfolio may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

                  While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Portfolio's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Portfolio's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against a price decline if the issuer's creditworthiness deteriorates.

                  Futures Activities. The Portfolio may enter into futures contracts on securities, securities indices, foreign currencies and interest rates, and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or, if consistent with CFTC regulations, on foreign exchanges for hedging purposes or to increase total return. These futures contracts are standardized contracts for the future delivery of a non-U.S. currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

                  The Portfolio may enter into futures contracts and options on futures contracts on securities, securities indices and currencies for both hedging purposes and to increase total return, which may involve speculation.

                  Aggregate initial margin and premiums required to establish positions other than those considered by the CFTC to be "bona fide hedging" will not exceed 5% of the Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

                  The Portfolio reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Portfolio's policies. There is no overall limit on the percentage of Portfolio assets that may be at risk with respect to futures activities.

                  Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. An index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

                  No consideration is paid or received by the Portfolio upon entering into a futures contract. Instead, the Portfolio is required to deposit in a segregated account with its custodian an amount of cash or liquid securities acceptable to the broker, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Portfolio will also incur brokerage costs in connection with entering into futures transactions.

                  At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

                  Options on Futures Contracts. The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

                  An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Portfolio.

                  Hedging Generally. In addition to entering into options, futures and currency transactions for other purposes, including generating current income to offset expenses or increase return, the Portfolio may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio's assets.

                  In hedging transactions based on an index, whether the Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Portfolio's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Portfolio's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in a securities index and movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.

                  The Portfolio will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Portfolio of hedging transactions will be subject to CSAM's ability to predict trends in currencies, interest rates or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Portfolio's performance.

                  Swaps. The Portfolio may enter into swaps relating to indexes, currencies, interest rates, equity and debt interests of foreign issuers without limit. A swap transaction is an agreement between the Portfolio and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by a the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. The Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances under which, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

                  The Portfolio will usually enter into swaps on a net basis (i.e. the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, CSAM believes such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act") and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. Where swaps are entered into for other than hedging purposes, the Portfolio will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

                  To the extent that the Portfolio engages in the strategies described above, the Portfolio may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and the Portfolio may be unable to close out a position without incurring substantial losses, if at all. The Portfolio is also subject to the risk of a default by a counterparty to an off-exchange transaction.

                  Asset Coverage for Forward Contracts, Options, Futures, Options on Futures and Swaps. The Portfolio will comply with guidelines established by the Securities and Exchange Commission (the "SEC") and other applicable regulatory bodies with respect to coverage of options written by the Portfolio on securities and indexes; currency, interest rate and security index futures contracts and options on these futures contracts; and forward currency contracts. These guidelines may, in certain instances, require segregation by the Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security or financial instrument or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                  For example, a call option written by the Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities subject to the call without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If the Portfolio holds a futures contract, the Portfolio could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held. The Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

         Additional Information on Other Investment Practices.

                  U.S. Government Securities. The obligations issued or guaranteed by the U.S. government in which the Portfolio may invest include: direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

                  Other U.S. government securities the Portfolio may invest in include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association.

Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

                  Money Market Obligations. The Portfolio is authorized to invest, under normal market conditions, up to 20% of its total assets in domestic and foreign short-term (one year or less remaining to maturity) money market obligations and medium-term (five years or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by Standard & Poor's Ratings Services ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

                  Repurchase Agreements. The Portfolio may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Portfolio enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.

                  Money Market Mutual Funds. Where CSAM believes that it would be beneficial to the Portfolio and appropriate considering the factors of return and liquidity, the Portfolio may invest up to 5% of its net assets in securities of money market mutual funds that are unaffiliated with the Portfolio or CSAM. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, the Portfolio will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Portfolio's administration fees, including management fees and other expenses with respect to assets so invested.

                  Convertible Securities. Convertible securities in which the Portfolio may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by the Portfolio, convertible securities may cease to be rated or a rating may be reduced. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether the Portfolio should continue to hold the securities.

                  Debt Securities. The Portfolio may invest up to 20% of its net assets in investment grade debt securities (other than money market obligations). The Portfolio may also invest to a limited extent in zero coupon securities. See "Additional Information Concerning Taxes" for a discussion

                  Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix A to this Statement of Additional Information.

                  Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by the Portfolio, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Neither event will require the sale of such securities, although the CSAM will consider such event in its determination of whether the Portfolio should continue to hold the security. CSAM may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

                  The interest income to be derived may be considered as one factor in selecting debt securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to forecast accurately changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

                  A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's, S&P or, if unrated, is determined to be of comparable quality by CSAM. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

                  Below Investment Grade Securities. The Portfolio may invest up to 5% of its total assets in debt securities (including convertible debt securities) rated below investment grade.

                  Below investment grade debt securities may be rated as low as C by Moody's or D by S&P, or be deemed by CSAM to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. A security rated D by S&P is in default or is expected to default upon maturity or payment date. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality.

                  Below investment grade securities (commonly referred to as "junk bonds"), (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. The risk of loss due to default is significantly greater because these securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Issuers of medium- and lower-rated securities and unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

                  An economic recession could disrupt severely the market for medium- and lower-rated securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio and calculating its net asset value.

                  The market value of securities in medium- and lower rated categories is also more volatile than that of higher quality securities. Factors adversely impacting the market value of these securities will adversely impact the Portfolio's net asset value. The Portfolio will rely on the judgment, analysis and experience of CSAM in evaluating the creditworthiness of an issuer. In this evaluation, in addition to relying on ratings assigned by Moody's or S&P, CSAM will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Interest rate trends and specific developments which may affect individual issuers will also be analyzed. Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether the Portfolio should continue to hold the securities. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower rated securities has depressed the prices for such securities to some extent.

                  Structured Securities. The Portfolio may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage- and asset-backed securities, structured notes, bonds or debentures, and assignments of and participations in loans.

                  Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities sponsored by U.S. and foreign issuers as well as non-governmental issuers. The Portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (including those issued by GNMA, FNMA and FHLMC) and non-government issued mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. Although there may be government or private guarantees on the payment of interest and principal of these securities, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Portfolio's shares. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

                  Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-backed securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Portfolio's yield.

                  The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

                  Asset-Backed Securities. The Portfolio may invest in U.S. and foreign governmental and private asset-backed securities. Asset-backed securities, which represent participations in, or are secured by and payable from, pools of consumer loans on assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest ultimately depend on payments in respect of the underlying loans by individuals and may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

                  Asset-backed securities present certain risks that are not presented by other securities in which the Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized. The Portfolio may purchase asset-backed securities that are unrated.

                  Structured Notes, Bonds or Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

                  Loan Participations and Assignments. The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity (a "Borrower") and one or more financial institutions ("Lenders"). The majority of the Portfolio's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by CSAM to be creditworthy. The Portfolio's rights and obligations as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. The lack of a liquid secondary market for both Participations and Assignments will have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of Participations or Assignments. The lack of a liquid market for assignments and participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.

                  REITs. The Portfolio may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, amended (the "Code"). By investing in a REIT, the Portfolio will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Portfolio.

                  Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

                  Securities of Other Investment Companies. The Portfolio may invest in securities of other investment companies to the extent permitted under the 1940 Act. Under the 1940 Act, the Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

                  Lending of Portfolio Securities. The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors ("Board"). These loans, if and when made, may not exceed 33 1/3% of the Portfolio's total assets taken at value (including the loan collateral). The Portfolio will not lend portfolio securities to its investment adviser or its affiliates unless it has received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash or liquid securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder."

                  By lending its securities, the Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Portfolio must be able to terminate the loan at any time;
(iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Portfolio must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Portfolio's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

                  The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit Credit Suisse First Boston ("CSFB") to act as lending agent for the Fund, to permit securities loans to broker-dealer affiliates of CSFB, and to permit the investment of cash collateral received by CSFB from borrowers in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions include percentage limitations on the amount of a fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each fund that invests in the Investment Funds will do so at the same price as each other fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

                  Foreign Investments. The Portfolio will invest its assets in the securities of foreign issuers. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. The Portfolio may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

                  Foreign Currency Exchange. Since the Portfolio will invest in securities denominated in currencies other than the U.S. dollar, and since the Portfolio may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Portfolio's investments in foreign companies may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolio. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. The Portfolio bears a risk of loss in the event that the other party to the loan agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to retrieve and dispose of the loaned securities, including the risk of a possible decline in the value of the loaned securities during the period in which the Portfolio seeks to assert its rights. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Portfolio may use hedging techniques with the objective of protecting against loss through the fluctuation of the valuation of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

                  Euro Conversion. The introduction of a single European currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union presented unique risks and uncertainties for investors in those countries, including the fluctuation of the euro relative to non-euro currencies and whether the interest rate, tax and labor regimes of the European countries participating in the euro will converge over time. Further, the conversion of the currencies of other Economic Monetary Union countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the Economic Monetary Union could adversely affect the euro. These or other factors may cause market disruptions and could adversely affect the value of foreign securities and currencies held by the Portfolio.

                  Information. The majority of the foreign securities held by the Portfolio will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

                  Political Instability. With respect to some foreign countries, there is the possibility of expropriation, nationalization, or confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends. Political or social instability, or domestic developments could affect U.S. investments in those and neighboring countries.

                  Foreign Markets. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

                  Increased Expenses. The operating expenses of the Portfolio, to the extent it invests in foreign securities, may be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Portfolio, such as the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, custodial costs, valuation costs and communication costs, may be higher than those costs incurred by investment companies not investing in foreign securities. In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

                  Privatizations. The Portfolio may invest in privatizations (i.e. foreign government programs of selling interest in government-owned or controlled enterprises). The ability of U.S. entities, such as the Portfolio, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

                  Foreign Debt Securities. The Portfolio may invest up to 20% of its net assets in foreign debt securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed-income securities. The relative performance of various countries' fixed-income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

                  The foreign government securities in which the Portfolio may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.

                  Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the euro, the single currency for eleven Economic and Monetary Union member states. The euro represents specified amounts of the currencies of certain member states of the Economic and Monetary Union and was introduced on January 1, 1999.

                  Sovereign Debt. Investments in sovereign debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Portfolio may have limited legal recourse in the event of a default.

                  Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

                  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

                  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Portfolio's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. While CSAM intends to manage the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

                  Investors should also be aware that certain sovereign debt instruments in which the Portfolio may invest involve great risk. Sovereign debt of issuers in many emerging markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such sovereign debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated "D" by S&P or "C" by Moody's. The Portfolio may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and the Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio's portfolio and calculating its net asset value. From time to time, the Portfolio may purchase securities not paying interest at the time acquired if, in the opinion of CSAM, such securities have the potential for future income or capital appreciation.

                  Depositary Receipts. The assets of the Portfolio may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"). Certain of the risks relating to investments in foreign securities may be involved with respect to investments in ADRs, EDRs and IDRs. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe, and IDRs, which are sometimes referred to as Global Depository Receipts ("GDRs"), are receipts issued outside the U.S. EDRs (CDRs) and IDRs

(GDRs) are typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs (CDRs) and IDRs (GDRs) in bearer form are designed for use in European securities markets and non-U.S. securities markets, respectively.

                  For purposes of the Portfolio's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

                  ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

                  Brady Bonds. The Portfolio may invest in so-called "Brady Bonds," which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the OTC secondary market for debt instruments. Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative.

                  Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

                  Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

                  Emerging Markets. The Portfolio may invest in securities of issuers located in "emerging markets" (less developed countries located outside of the U.S.). Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

                  Short Sales. The Portfolio may from time to time sell securities short. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The current market value of the securities sold short (excluding short sales "against the box") will not exceed 10% of the Portfolio's net assets.

                  To deliver the securities to the buyer, the Portfolio must arrange through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Portfolio is required to pay in connection with a short sale.

                  The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Portfolio will place in a segregated account with its custodian or a qualified subcustodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Portfolio will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

                  Short Sales "Against the Box". In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Portfolio may also engage in a short sale if at the time of the short sale the Portfolio owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. If the Portfolio engages in a short sale, the collateral for the short position will be segregated in an account with the Portfolio's custodian or qualified sub-custodian. No more than 10% of the Portfolio's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

                  The Portfolio may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security). In such case, any future losses in the Portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

                  If the Portfolio effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Portfolio may effect short sales.

                  Warrants. The Portfolio may invest up to 10% of its total assets in warrants. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The Portfolio may invest in warrants to purchase equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

                  Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

                  Non-Publicly Traded and Illiquid Securities. The Portfolio may not invest more than 15% of its net assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, time deposits maturing in more than seven days, certain Rule 144A Securities (as defined below) and repurchase agreements which have a maturity of longer than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Portfolio's investment in illiquid securities is subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD, Inc.

                  An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                  Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolio. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

                  Borrowing. The Portfolio may borrow up to 30% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities, so long as there is asset coverage of at least 300% for all borrowings of the Portfolio, and the Portfolio may pledge its assets to the extent necessary to secure permitted borrowings. Additional investments (including roll-overs) will not be made when borrowings (including reverse repurchase agreements) exceed 5% of the Portfolio's net assets. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. The Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

                  Stand-By Commitments. The Portfolio may invest in stand-by commitments with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specified securities at a specified price. The Portfolio's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Portfolio may also be referred to as "put" options. A stand-by commitment is not transferable by the Portfolio, although the Portfolio can sell the underlying securities to a third party at any time.

                  The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the Portfolio will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of CSAM, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Portfolio acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.

                  The amount payable to the Portfolio upon its exercise of a stand-by commitment is normally (i) the Portfolio's acquisition cost of the securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

                  The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio's portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Portfolio would be valued at zero in determining net asset value. Where the Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio. Stand-by commitments would not affect the average weighted maturity of the Portfolio's portfolio.

                  Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers, although the Portfolio does not intend to enter into reverse repurchase agreements in the coming year. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Portfolio enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

                  When-Issued Securities and Delayed-Delivery Transactions. The Portfolio may utilize up to 20% of its total assets to purchase securities on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). The Portfolio engages in when-issued purchases in furtherance of its investment objective. In these transactions, payment for and delivery of the securities occur beyond the regular settlement dates, normally within 30-45 days after the transaction. The Portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if CSAM deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

                  When the Portfolio agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or certain liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case, the Portfolio may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  Emerging Growth and Small Companies; Unseasoned Issuers. The Portfolio may invest its assets in the securities of emerging growth companies, small companies and unseasoned issuers. Investments in emerging growth and small-sized companies, as well as companies with continuous operations of less than three years ("unseasoned issuers"), which may include foreign securities, involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of emerging growth and small-sized companies and unseasoned issuers may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Portfolio to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

                  Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Portfolio may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in more established, larger companies.

                  Special Situation Companies. The Portfolio may invest in "special situation companies." "Special situation companies" are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger; liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly.

                  Dollar Rolls. The Portfolio also may enter into "dollar rolls," in which the Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forego principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Portfolio enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained.

                  Temporary Defensive Strategies. When CSAM believes that a defensive posture is warranted, the Portfolio may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements.

                  Non-Diversified Status. The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that the Portfolio assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

                  The Portfolio's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Code. To qualify, the Portfolio will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.



                  Other Strategies. The Portfolio may invest in securities of post-venture capital companies that are traded on a national securities exchange or in an organized OTC market, such as The Nasdaq Stock Market, Inc., JASDAQ (Japan's over-the-counter market), EASDAQ (a Brussels-based system that trades stocks from across Europe) and the London Stock Exchange's Alternative Investment Market (AIM). The Portfolio may invest in securities of issuers engaged at the time of purchase in "special situations," such as a restructuring or recapitalization; an acquisition, consolidation, merger or tender offer; a change in corporate control or investment by a venture capitalist.

                             INVESTMENT RESTRICTIONS

                  Certain investment limitations of the Portfolio may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. If a percentage restriction (other than the percentage limitations set forth in No. 1 and No. 11 below) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of such restriction.

                  The investment limitations numbered 1 through 8 are Fundamental Restrictions. Investment limitations 9 through 12 may be changed by a vote of the Board at any time. The Portfolio may not:

                  1. Borrow money except that the Portfolio may (a) borrow from banks for temporary or emergency purposes and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by the Portfolio may not exceed 30% of the value of the Portfolio's total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

                  2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

                  3. Make loans, except that the Portfolio may purchase or hold fixed-income securities, including loan participations, assignments and structured securities, lend portfolio securities and enter into repurchase agreements.

                  4. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

                  5. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that the Portfolio may invest in (a) securities secured by real estate, mortgages or interests therein, including real estate investment trusts, and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

                  6. Purchase securities on margin, except that the Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

                  7. Invest in commodities, except that the Portfolio may purchase and sell futures contracts, including those relating to securities, currencies and indexes, and options on futures contracts, securities, currencies or indexes, purchase and sell currencies on a forward commitment or delayed-delivery basis and enter into stand-by commitments.

                  8. Issue any senior security except as permitted in the Portfolio's investment limitations.

                  9. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

                  10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

                  11. Invest more than 15% of the Portfolio's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

                  12. Make additional investments (including roll-overs) if the Portfolio's borrowings exceed 5% of its net assets.

                               PORTFOLIO VALUATION

                  The following is a description of the procedures used by the Portfolio in valuing its assets.

                  Securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board. In determining the market value of portfolio investments, the Portfolio may employ outside organizations (each, a "Pricing Service") which may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Portfolio under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time. If a Pricing Service is not able to supply closing prices and bid/asked quotations, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers or, if such dealers, brokers or market makers only provide bid quotations, at the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

                  Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

                  Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange ("NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which Portfolio's net asset value is not calculated. As a result, calculation of Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service when the London Stock Exchange closes. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

                             PORTFOLIO TRANSACTIONS

                  CSAM is responsible for establishing, reviewing and, where necessary, modifying the Portfolio's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or OTC, depending on where it appears that the best price or execution will be obtained. The purchase price paid by Portfolio to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign OTC markets, but the price of securities traded in OTC markets includes an undisclosed commission or mark-up. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government Securities.

                  In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services than it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, CSAM will only receive brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services.

                  All orders for transactions in securities or options on behalf of the Portfolio are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), the Portfolio's distributor (and an affiliate of CSAM) and affiliates of Credit Suisse Group ("Credit Suisse"). The Portfolio may utilize CSAMSI or affiliates of Credit Suisse in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

                  Investment decisions for the Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as the Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Portfolio. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained or sold for the Portfolio. To the extent permitted by law, CSAM may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

                  Transactions for the Portfolio may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Portfolio will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

                  The Portfolio may participate, if and when practicable, in bidding for the purchase of securities for the Portfolio's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Portfolio will engage in this practice, however, only when CSAM, in its sole discretion, believes such practice to be otherwise in the Portfolio's interest.

                  In no instance will portfolio securities be purchased from or sold to CSAM, CSAMSI or CSFB or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law. In addition, the Portfolio will not give preference to any institutions with whom the Portfolio enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

                               PORTFOLIO TURNOVER

                  The Portfolio does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Portfolio deems it desirable to sell or purchase securities. The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

                  Certain practices that may be employed by the Portfolio could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Portfolio will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of the Portfolio may be higher than mutual funds having similar objectives that do not utilize these strategies.

                  It is not possible to predict the Portfolio's portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer markups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders as ordinary income.

                             MANAGEMENT OF THE FUND

         Officers and Board of Directors

                  The business and affairs of the Fund are managed by the Board in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. Under the Fund's Charter, the Board may classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

                  The names (and ages) of each Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                      Term of                              Portfolios
                                                      Office(1)                             in Fund
                                       Position(s)   and Length         Principal           Complex          Other
                                        Held with     of Time      Occupation(s) During   Overseen by    Directorships
Name, Address and Age                     Fund         Served        Past Five Years        Director    Held by Director
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------------------
Richard H. Francis                     Director     Since 1999    Currently retired;           54       Director of The
40 Grosvenor Road                                                 Executive Vice                        Indonesia Fund,
Short Hills, New Jersey 07078                                     President and Chief                   Inc.
Age: 70                                                           Financial Officer of
                                                                  Pan Am Corporation
                                                                  and Pan American
                                                                  World Airways, Inc.
                                                                  from 1988 to 1991
-------------------------------------------------------------------------------------------------------------------------
Jack W. Fritz                          Director     Since fund    Private investor;            54       Director of
2425 North Fish Creek Road                          inception     Consultant and                        Advo, Inc.
P.O. Box 1287                                                     Director of Fritz                     (direct mail
Wilson, Wyoming 83014                                             Broadcasting, Inc.                    advertising)
Age: 73                                                           and Fritz
                                                                  Communications
                                                                  (developers and
                                                                  operators of radio
                                                                  stations) since 1987
-------------------------------------------------------------------------------------------------------------------------



----------

1 Each Director and Officer serve until his or her respective successor has been duly elected and qualified.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                      Term of                              Portfolios
                                                      Office(1)                             in Fund
                                       Position(s)   and Length         Principal           Complex          Other
                                        Held with     of Time      Occupation(s) During   Overseen by    Directorships
Name, Address and Age                     Fund         Served        Past Five Years        Director    Held by Director
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten                      Director     Since fund    Dean of Yale School          54       Director of
Box 208200                                          inception     of Management and                     Aetna, Inc.;
New Haven, Connecticut  06520-8200                                William S. Beinecke                   Director of
Age: 54                                                           Professor in the                      Calpine Energy
                                                                  Practice of                           Corporation;
                                                                  International Trade                   Director of
                                                                  and Finance;                          CarMax (used
                                                                  Undersecretary of                     car dealers)
                                                                  Commerce for
                                                                  International Trade
                                                                  from November 1993 to
                                                                  October 1995;
                                                                  Professor at Columbia
                                                                  University from
                                                                  September 1992 to
                                                                  November 1993
-------------------------------------------------------------------------------------------------------------------------
Peter F. Krogh                         Director     Since 2001    Dean Emeritus and            54       Member of Board
301 ICC                                                           Distinguished                         of The Carlisle
Georgetown University                                             Professor of                          Companies Inc.;
Washington, DC 20057                                              International Affairs                 Member of
Age: 64                                                           at the Edmund A.                      Selection
                                                                  Walsh School of                       Committee for
                                                                  Foreign Service,                      Truman Scholars
                                                                  Georgetown                            and Henry Luce
                                                                  University; Moderator                 Scholars;
                                                                  of PBS foreign                        Senior
                                                                  affairs television                    Associate of
                                                                  series                                Center for
                                                                                                        Strategic and
                                                                                                        International
                                                                                                        Studies;
                                                                                                        Trustee of
                                                                                                        numerous world
                                                                                                        affairs
                                                                                                        organizations
-------------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.                   Director     Since 1999    Currently retired;           54       Director of
29 The Trillium                                                   President and Chief                   Education
Pittsburgh, Pennsylvania 15238                                    Operating Officer of                  Management
Age: 70                                                           National InterGroup,                  Corp., Tyco
                                                                  Inc. (Holding                         International
                                                                  Company) from April                   Ltd.; Credit
                                                                  1989 to March 1991;                   Suisse Asset
                                                                  Chairman of Permian                   Management
                                                                  Oil Co. from April                    Income Fund,
                                                                  1989 to March 1991                    Inc.; Trustee
                                                                                                        of Credit
                                                                                                        Suisse High
                                                                                                        Yield Bond
                                                                                                        Fund; Deutsche
                                                                                                        VIT Funds
                                                                                                        (overseeing 3
                                                                                                        Portfolios)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                      Term of                              Portfolios
                                                      Office(1)                             in Fund
                                       Position(s)   and Length         Principal           Complex          Other
                                        Held with     of Time      Occupation(s) During   Overseen by    Directorships
Name, Address and Age                     Fund         Served        Past Five Years        Director    Held by Director
-------------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport                    Director     Since 1999    Partner of RZ Capital        54       Director of The
RZ Capital LLC                                                    LLC since 2001;                       First Israel
40 East 52nd Street,                                              President of Loanet,                  Fund, Inc.
New York, New York 10022                                          Inc. (on-line
Age: 52                                                           accounting service)
                                                                  from 1997 to
                                                                  2001;
                                                                  Executive Vice
                                                                  President of
                                                                  Loanet, Inc.
                                                                  from 1994 to
                                                                  1997;
                                                                  Director,
                                                                  President,
                                                                  North American
                                                                  Operations,
                                                                  and former
                                                                  Executive Vice
                                                                  President from
                                                                  1992 to 1993
                                                                  of Worldwide
                                                                  Operations of
                                                                  Metallurg Inc.
                                                                  (manufacturer
                                                                  of specialty
                                                                  metals and
                                                                  alloys);
                                                                  Executive Vice
                                                                  President,
                                                                  Telerate, Inc.
                                                                  (provider of
                                                                  real-time
                                                                  information to
                                                                  the capital
                                                                  markets) from
                                                                  1987 to 1992;
                                                                  Partner in the
                                                                  law firm of
                                                                  Hartman &
                                                                  Craven until
                                                                  1987
-------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
William W. Priest(2)                   Director     Since 1999    Senior Partner and           54       Director of The
Steinberg Priest & Sloane Capital                                 Fund Manager,                         Brazilian
Management                                                        Steinberg Priest &                    Equity Fund,
12 East 49th Street                                               Sloane Capital                        Inc.; The Chile
12th Floor                                                        Management since                      Fund, Inc.; The
New York, New York 10017                                          March 2001; Chairman                  Emerging
Age: 60                                                           and Managing Director                 Markets
                                                                  of CSAM from 2000 to                  Telecommunications
                                                                  February 2001, Chief                  Fund, Inc.; The
                                                                  Executive Officer and                 First Israel
                                                                  Managing Director of                  Fund, Inc.; The
                                                                  CSAM from 1990 to 2000                Latin America
                                                                                                        Equity Fund,
                                                                                                        Inc.; The
                                                                                                        Indonesia Fund,
                                                                                                        Inc.; and
                                                                                                        Credit Suisse
                                                                                                        Asset
                                                                                                        Management
                                                                                                        Income Fund,
                                                                                                        Inc.
-------------------------------------------------------------------------------------------------------------------------



----------

2 Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                      Term of                              Portfolios
                                                      Office(1)                             in Fund
                                       Position(s)   and Length         Principal           Complex          Other
                                        Held with     of Time      Occupation(s) During   Overseen by    Directorships
Name, Address and Age                     Fund         Served        Past Five Years        Director    Held by Director
-------------------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------------------
Laurence R. Smith                      Chairman     Since 2002    Managing Director and        --              --
Credit Suisse Asset Management, LLC                               Global Chief
466 Lexington Avenue                                              Investment Officer of
New York, New York 10017-3147                                     CSAM; acting Chief
Age:  44                                                          Executive Officer of
                                                                  CSAM Americas;
                                                                  Associated with J.P.
                                                                  Morgan Investment
                                                                  Management from 1981
                                                                  to 1999
-------------------------------------------------------------------------------------------------------------------------
Hal Liebes, Esq.                       Vice         Since 1999    Managing Director and        --              --
Credit Suisse Asset Management, LLC    President                  Global General
466 Lexington Avenue                   and                        Counsel of CSAM;
New York, New York 10017-3147          Secretary                  Associated with
Age:  38                                                          Lehman Brothers, Inc.
                                                                  from 1996 to
                                                                  1997;
                                                                  Associated
                                                                  with CSAM from
                                                                  1995 to 1996;
                                                                  Associated
                                                                  with CS First
                                                                  Boston
                                                                  Investment
                                                                  Management
                                                                  from 1994 to
                                                                  1995;
                                                                  Associated
                                                                  with Division
                                                                  of
                                                                  Enforcement,
                                                                  U.S.
                                                                  Securities and
                                                                  Exchange
                                                                  Commission
                                                                  from 1991 to
                                                                  1994
-------------------------------------------------------------------------------------------------------------------------
Michael A. Pignataro                   Treasurer    Since 1999    Director and Director        --              --
Credit Suisse Asset Management, LLC    and Chief                  of Fund
466 Lexington Avenue                   Financial                  Administration of
New York, New York 10017-3147          Officer                    CSAM; Associated with
Age:  42                                                          CSAM since 1984

-------------------------------------------------------------------------------------------------------------------------
Gregory N. Bressler, Esq.              Assistant    Since 2000    Vice President and           --              --
Credit Suisse Asset Management, LLC    Secretary                  Legal Counsel of CSAM
466 Lexington Avenue                                              since January 2000;
New York, New York 10017-3147                                     Associated with the
Age:  35                                                          law firm of Swidler
                                                                  Berlin Shereff
                                                                  Friedman LLP from
                                                                  1996 to 2000
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                      Term of                              Portfolios
                                                      Office(1)                             in Fund
                                       Position(s)   and Length         Principal           Complex          Other
                                        Held with     of Time      Occupation(s) During   Overseen by    Directorships
Name, Address and Age                     Fund         Served        Past Five Years        Director    Held by Director
-------------------------------------------------------------------------------------------------------------------------
Kimiko T. Fields, Esq.                 Assistant    Since 2002    Assistant Vice               --              --
Credit Suisse Asset Management, LLC    Secretary                  President and Legal
466 Lexington Avenue                                              Counsel of CSAM since
New York, New York 10017-3147                                     December, 2000;
Age:  38                                                          Assistant Vice
                                                                  President,
                                                                  Institutional
                                                                  Marketing
                                                                  Department,
                                                                  CSAM since
                                                                  January 2000;
                                                                  Marketing
                                                                  Associate,
                                                                  International
                                                                  Equity
                                                                  Department,
                                                                  Warburg Pincus
                                                                  Asset
                                                                  Management,
                                                                  Inc. since
                                                                  January 1998;
                                                                  self-employed
                                                                  author and
                                                                  consultant,
                                                                  from January
                                                                  1996 to
                                                                  December 1997.
-------------------------------------------------------------------------------------------------------------------------
Rocco A. DelGuercio                    Assistant    Since 1999    Vice President and           --              --
Credit Suisse Asset Management, LLC    Treasurer                  Administrative
466 Lexington Avenue                                              Officer of CSAM;
New York, New York 10017-3147                                     Associated with CSAM
Age:  38                                                          since June 1996;
                                                                  Assistant Treasurer,
                                                                  Bankers Trust Corp.
                                                                  -- Fund
                                                                  Administration from
                                                                  March 1994 to June
                                                                  1996; Mutual Fund
                                                                  Accounting
                                                                  Supervisor, Dreyfus
                                                                  Corporation from
                                                                  April 1987 to March
                                                                  1994
-------------------------------------------------------------------------------------------------------------------------
Joseph Parascondola                    Assistant    Since 2001    Assistant Vice               --              --
Credit Suisse Asset Management, LLC    Treasurer                  President - Fund
466 Lexington Avenue                                              Administration of
New York, New York 10017-3147                                     CSAM since April
Age:  38                                                          2000; Assistant Vice
                                                                  President, Deutsche
                                                                  Asset Management from
                                                                  January 1999 to April
                                                                  2000; Assistant Vice
                                                                  President, Weiss,
                                                                  Peck & Greer LLC from
                                                                  November 1995 to
                                                                  December 1998
-------------------------------------------------------------------------------------------------------------------------

         Ownership in Securities of the Portfolio and Fund Complex

                  As reported to the Portfolio, the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2001.

----------------------------------------------------------------------------------------------------------------------
                                                                                Aggregate Dollar Range of Equity
                                                                                Securities in all Registered
                                                                                Investment Companies Overseen by
                                       Dollar Range of Equity Securities in     Director in Family of Investment
Name of Director                       the Portfolio*,(3)                       Companies*,(3)
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------------
Richard H. Francis                                        A                                       E
----------------------------------------------------------------------------------------------------------------------
Jack W. Fritz                                             A                                       E
----------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten                                         A                                       B
----------------------------------------------------------------------------------------------------------------------
Peter F. Krogh                                            A                                       D
----------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.                                      A                                       E
----------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport                                       A                                       D
----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
----------------------------------------------------------------------------------------------------------------------
William W. Priest                                         A                                       A
----------------------------------------------------------------------------------------------------------------------

-------------------

* Key to Dollar Ranges:
    A.   None
    B.   $1 - $10,000
    C.   $10,000 - $50,000
    D.   $50,000 - $100,000
    E.   Over $100,000

                  No employee of CSAM, CSAMSI, State Street Bank and Trust Company, the Portfolio's co-administrator ("State Street"), or any of their affiliates receives any compensation from the Portfolio for acting as an officer or Director of the Portfolio. For each fund in the Credit Suisse family of funds, each Director/Trustee who is not a director, trustee, officer or employee of CSAM, CSAMSI, State Street or any of their affiliates receives an annual fee of $750 for Director/Trustee services provided to the Portfolio and $250 for each Board meeting attended in addition to reimbursement for expenses incurred in connection with attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and Chairman of the Audit Committee, receives an annual fee of $325 for serving on the Audit Committee.

----------

3 Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

                  Each Director is reimbursed for expenses incurred in connection with attendance at Board meetings.

         Information Concerning Committees and Meetings of Directors

                  The Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("Independent Directors"), namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport.

                  In accordance with its written charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its adviser and affiliates by the independent accountants. During the Fund's most recent fiscal year, the Audit Committee met four times.

                  The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board. The Nominating Committee will consider nominees recommended by the Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Fund's Secretary. The Nominating Committee also considers the appointment of independent counsel to the Independent Directors. The Nominating Committee did not meet during the Fund's most recent fiscal year.

         Directors' Total Compensation

                  (for the fiscal period ended October 31, 2002):

----------------------------------------------------------------------------------------------------------------------
           Name of Director                              Total                         Total Compensation from
                                                   Compensation from                  all Investment Companies
                                                       the Fund                           Managed by CSAM1
----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------
Richard H. Francis
----------------------------------------------------------------------------------------------------------------------
Jack W. Fritz
----------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten
----------------------------------------------------------------------------------------------------------------------
Peter F. Krogh
----------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.
----------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
----------------------------------------------------------------------------------------------------------------------
William W. Priest2
----------------------------------------------------------------------------------------------------------------------

1 Each Director/Trustee serves as a Director or Trustee of 54 investment companies and portfolios for which CSAM serves as investment adviser.

2 Mr. Priest has been an employee of CSAM, and, accordingly, receives no compensation from the Fund or any other investment company advised by CSAM.

                  As of __________, 2002, Directors or officers of the Fund as a group owned less than 1% of the outstanding shares of the Portfolio.

         Portfolio Managers of the Portfolio

                  Elizabeth B. Dater and Robert S. Janis are Co-Portfolio Managers of the Harbinger Portfolio. Ms. Dater came to CSAM in 1999 as a result of Credit Suisse's acquisition of Warburg Pincus Asset Management ("WPAM"), where she served as the director of research from 1984 through 1988. Ms. Dater, who joined WPAM in 1978, holds a B.A. in Fine Arts from Boston University.

                  Mr. Janis joined WPAM in 1994 and came to CSAM in 1999 when it acquired WPAM. Previously, he was a Vice President and senior equity analyst at U.S. Trust Company of New York. Mr. Janis holds a B.A. in Economics from the University of Pennsylvania and an M.B.A. in Finance from the University of Pennsylvania's Wharton School.

                  Calvin E. Chung is Associate Portfolio Manager of the Portfolio. Mr. Chung is a Vice President of CSAM and joined CSAM in January 2000. Previously, Mr. Chung was a vice president and senior technology equity analyst with Eagle Asset Management from 1997 to 1999. Mr. Chung received an MBA from the University of Chicago where he studied from 1995 to 1997.

         Investment Adviser and Co-Administrators

                  CSAM, located at 466 Lexington Avenue, New York, New York 10017-3147, serves as investment adviser to the Portfolio pursuant to a written investment advisory agreement between CSAM and the Portfolio (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of CSFB, part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $819.6 billion in assets under management. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse Group, a leading global financial services company. As of September 30, 2002, Credit Suisse Asset Management employed 2,270 people worldwide and had global assets under management of approximately $284.3 billion. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

                  The Advisory Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board or by a majority of the outstanding voting securities of the Fund, and in either event, by a majority of the Independent Directors of the Fund's Board with such Independent Directors casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares. In approving the Advisory Agreement the Board, including the Independent Directors, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services expected to be provided and any additional benefits expected to be received by CSAM or its affiliates in connection with providing services to the Fund and compared the fees charged to those of similar funds or clients for comparable services. After requesting and reviewing such information as they deemed necessary, the Board concluded that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining to approve the agreement with CSAM. The Independent Directors were advised by separate independent legal counsel throughout the process. The Fund or CSAM may terminate the Advisory Agreement on sixty days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

                  CSAMSI and State Street serve as co-administrators to each portfolio of the Fund pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively). State Street became the co-administrator to the Fund on June 1, 2002. For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, the Portfolio pays CSAMSI a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the services provided by State Street under the State Street Co-Administration Agreement, the Portfolio pays State Street a fee calculated at an annual rate of its pro rated share of .05% of the Credit Suisse Funds complex's (the "Fund Complex") first $5 billion in average daily net assets, .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Credit Suisse Funds complex's average daily net assets exceeding $10 billion, exclusive of out-of-pocket expenses. These fees are calculated at an annual rate based on a percentage of the Portfolio's average daily net assets.

         Code of Ethics

                  The Fund, CSAM and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

                  The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

         Custodian and Transfer Agent

                  State Street acts as the custodian for the Portfolio and also acts as the custodian for the Portfolio's foreign securities pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of the Portfolio, (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities, and (e) makes periodic reports to the Board concerning the Portfolio's operations. With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositories to serve as sub-custodian on behalf of the Portfolio and to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Portfolio. For this service to the Portfolio under the Custodian Agreements, State Street receives a fee which is calculated based upon the Portfolio's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                  Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), serves as the shareholder servicing, transfer and dividend disbursing agent of the Portfolio pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Portfolio, (ii) addresses and mails all communications by the Portfolio to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Portfolio. BFDS's principal business address is 66 Brooks Drive, Braintree, MA 02184.

         Organization of the Fund

                  The Fund was incorporated on May 13, 1992 under the laws of the State of Maryland under the name "Warburg, Pincus Institutional Fund, Inc." On May 11, 2000, the Fund changed its name to "Credit Suisse Institutional Fund, Inc." The Fund's charter authorizes the Board to issue sixteen billion full and fractional shares of capital stock, par value $.001 per share. Shares of eight series have been classified, one of which constitute the interests in the Portfolio.

                  The Portfolio is a non-diversified, open-end management investment company. All shareholders of the Portfolio, upon liquidation, will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

         Distribution and Shareholder Servicing

                  CSAMSI serves as the distributor of the Portfolio. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

                  The Portfolio has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other industry professionals (collectively, "Service Organizations") or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Portfolio in proper form will be priced at the Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from the Portfolio. Service Organizations may also be reimbursed for marketing costs. The Portfolio may reimburse part of the Service Fee at rates they would normally pay to the transfer agent for providing the services.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  The offering price of the Portfolio's shares is equal to its per share net asset value. Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

                  If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Portfolio may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

                  With CSAM's permission, the Portfolio may accept securities as payment for the purchase of the Portfolio's shares from an investor if those securities match the investment objective and policies of the Portfolio, are considered by CSAM to be an appropriate portfolio investment and are easily valued, liquid and not subject to restrictions on transfer.

                               EXCHANGE PRIVILEGE

                  Shareholders of the Portfolio may exchange all or part of their shares for shares of other portfolios of the Fund on the basis of their relative net asset values per share at the time of exchange. The exchange privilege enables shareholders to acquire shares in a portfolio with a different investment objective when they believe that a shift between portfolios is an appropriate investment decision.

                  If an exchange request is received by Credit Suisse Funds or its agent prior to the close of regular trading on the NYSE, the exchange will be made at the Portfolio's net asset value determined at the end of that business day. Exchanges will be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases. The Portfolio may refuse exchange purchases at any time without notice.

                  The exchange privilege is available to investors in any state in which the shares being acquired may be legally sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of the Portfolio for shares in another portfolio of the Fund should review the Prospectus of the other portfolio prior to making an exchange. For further information regarding the exchange privilege or to obtain a current Prospectus for another portfolio of the Fund, an investor should contact the Fund at 1-800-222-8977.

                  The Portfolio reserves the right to refuse exchange purchases by any person or group if, in CSAM's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Portfolio receives or anticipates receiving large exchange orders at or about the same time and when a pattern of exchanges within a short period of time (often associated with a marketing timing strategy) is discerned. The Portfolio reserves the right to terminate or modify the exchange privilege at any time upon 30 days' notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

                  The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in the Portfolio. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, both of which are subject to change.

         The Portfolio and Its Investments

                  The Portfolio intends to qualify as a regulated investment company during each taxable year under Part I of Subchapter M of the Code. To so qualify, the Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, United States

Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States Government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

                  As a regulated investment company, the Portfolio will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and on its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income is distributed to its shareholders, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Any dividend declared by the Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year.

                  The Portfolio intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Portfolio currently expects to distribute any such excess annually to its shareholders. However, if the Portfolio retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their own United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their tax liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in their income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

                  The Code imposes a 4% nondeductible excise tax on the Portfolio to the extent the Portfolio does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by the Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

                  If, in any taxable year, the Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if the Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Portfolio had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

                  The Portfolio's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in a short sale against-the-box or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

                  The Portfolio's investments in zero coupon securities may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between zero coupon security's face value and its purchase price is imputed as income to the Portfolio each year even though the Portfolio receives no cash distribution until maturity. Under the U.S. federal tax laws, the Portfolio will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Portfolio.

         Passive Foreign Investment Companies

                  If the Portfolio purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. If the Portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

                  Alternatively, the Portfolio may in certain cases, be able to make mark-to-market elections that will result in the Portfolio being treated as if it had sold and repurchased all of its PFIC stock at the end of each year. In such cases, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Portfolio, unless revoked with the consent of the IRS. By making the election, the Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Portfolio may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. The Portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

         Dividends and Distributions

                  Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-realized long-term capital gains, if any, that the Portfolio designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Portfolio. Dividends and distributions paid by the Portfolio (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Portfolio) will not qualify for the deduction for dividends received by corporations. Distributions in excess of the Portfolio's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Portfolio, and as a capital gain thereafter (if the shareholder holds his shares of the Portfolio as capital assets).

                  Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

                  Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

                  If the Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

         Sales of Shares

                  Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Portfolio share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.

         Foreign Taxes

                  Income received by the Portfolio from non-U.S. sources may be subject to withholding and other taxes imposed by other countries. The Portfolio may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders if: (i) the Portfolio qualifies as a regulated investment company, (ii) certain asset and distribution requirements are satisfied, and (iii) more than 50% of the Portfolio's total assets at the close of its taxable year consists of stock or securities of foreign corporations. The Portfolio may qualify for and make this election (the "Foreign Tax Credit Election") in some, but not necessarily all, of its taxable years. If the Portfolio were to make such an election, shareholders of the Portfolio would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, the Portfolio will report to its shareholders the amount per share of such foreign income taxes that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

                  It is expected that the Portfolio will not be eligible to make the Foreign Tax Credit Election. In the absence of such an election, the foreign taxes paid by the Portfolio will reduce its investment company taxable income, and distributions of investment company taxable income received by the Portfolio from non-U.S. sources will be treated as United States source income when distributed to shareholders.

         Backup Withholding

                  The Portfolio may be required to withhold, for United States federal income tax purposes, 30% of the dividends and distributions payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

         Notices

                  Shareholders will be notified annually by the Portfolio as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "The Portfolio and Its Investments") made by the Portfolio to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Portfolio's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding taxable year.

         Other Taxation

                  Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

           THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL UNITED
        STATES FEDERAL TAX CONSEQUENCES AFFECTING THE PORTFOLIO AND ITS
           SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN
        TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO
                     THEM OF AN INVESTMENT IN THE PORTFOLIO.

                          DETERMINATION OF PERFORMANCE

                  From time to time, the Portfolio may quote its total return in advertisements or in reports and other communications to shareholders. Such total return figures show the average percentage change in value of an investment in the Portfolio from the beginning of the measurement period to the end of the measurement period. The figures reflect changes in the price of the Portfolio's shares assuming that any income dividends and/or capital gain distributions made by the Portfolio during the period were reinvested in shares of the Portfolio.

                  Total return is calculated by finding the average annual compounded rates of return for the one-, five-, and ten- (or such shorter period as the Portfolio has been offered) year periods that would equate the initial amount invested to the ending redeemable value according to the following formula: P (1 + T)n = ERV. For purposes of this formula, "P" is a hypothetical investment of $1,000; "T" is average annual total return; "n" is number of years; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods (or fractional portion thereof). Total return or "T" is computed by finding the average annual change in the value of an initial $1,000 investment over the period and assumes that all dividends and distributions are reinvested during the period.

                  When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that such return may not be representative of the Portfolio's return over a longer market cycle. The Portfolio may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period. Aggregate and average total returns may be shown by means of schedules, charts or graphs, and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).

                  The Portfolio may advertise, from time to time, comparisons of its performance with that of one or more other mutual funds with similar investment objectives. The Portfolio may advertise average annual calendar-year-to-date and calendar quarter returns, which are calculated according to the formula set forth in the preceding paragraph except that the relevant measuring period would be the number of months that have elapsed in the current calendar year or most recent three months, as the case may be. Investors should note that this performance may not be representative of the Portfolio's total return in longer market cycles.

                  The Portfolio's performance will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses allocable to it. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, the Portfolio's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time.

                  The Portfolio may compare its performance with (i) that of other mutual funds with similar investment objectives and policies, which may be based on the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds; (ii) the Russell 2000 Growth Index; or (iii) other appropriate indexes of investment securities or with data developed by CSAM derived from such indexes. The Portfolio may also include evaluations of the Portfolio published by nationally recognized ranking services and by financial publications such as Barron's, Business Week, Financial Times, Forbes, Fortune, Inc., Institutional Investor, Investor's Business Daily, Money, Morningstar, Mutual Fund Magazine, SmartMoney, The Wall Street Journal and Worth. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, the Portfolio may from time to time compare its expense ratio to that of investment companies with similar objectives and policies, based on data generated by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

                  In reports or other communications to investors or in advertising, the Portfolio may also describe the general biography or work experience of the portfolio managers of the Portfolio and may include quotations attributable to the portfolio managers describing approaches taken in managing the Portfolio's investments, research methodology underlying stock selection or the Portfolio's investment objective. In addition, the Portfolio and its portfolio managers may render updates of Portfolio activity, which may include a discussion of significant portfolio holdings; analysis of holdings by industry, country, credit quality and other characteristics; and comparison and analysis of the Portfolio with respect to relevant market and industry benchmarks. The Portfolio may also discuss measures of risk, the continuum of risk and return relating to different investments and the potential impact of foreign stocks on a portfolio otherwise composed of domestic securities.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

                  PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, Philadelphia, Pennsylvania 19103, serves as independent accountants for the Fund.

                  Willkie Farr & Gallagher serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.

                              FINANCIAL STATEMENTS

                  The Fund will furnish without charge a copy of the Annual Report upon request by calling the Fund at 1-800-222-8977.

                                    APPENDIX


                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

                  Commercial paper rated A-1 by Standard & Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Short-Term Note Ratings

                  The following summarizes the two highest ratings used by S&P for short-term notes:

                  SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

                  SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

                  MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

Corporate Bond and Municipal Obligations Ratings

                  The following summarizes the ratings used by S&P for corporate bonds and Municipal Obligations:

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - This is the lowest investment grade. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                  BB, B, CCC, CC and C - Debt rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                  B - Debt rated B has a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                  CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                  C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

                  To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

                  D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  The following summarizes the ratings used by Moody's for corporate bonds and Municipal Obligations:

                  Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

Exhibit No.                  Description of Exhibit
-----------                  ----------------------
    a (1)   Articles of Incorporation.(1)

      (2)   Articles of Amendment establishing the International Focus
            Portfolio.(1)

      (3)   Articles Supplementary designating the Small Cap Growth
            Portfolio.(1)

      (4) Articles Supplementary increasing the number of authorized shares.(1)

      (5)   Articles Supplementary designating the Emerging Markets
            Portfolio.(2)

      (6)   Articles Supplementary designating the Large Cap Value Portfolio.(3)

      (7) Articles Supplementary designating the Small Cap Value Portfolio and the Post-Venture Capital Portfolio.(4)

      (8)   Articles of Amendment changing the name of the Post-Venture Capital
            Portfolio to the Warburg Pincus Post-Venture Capital Portfolio.(5)

----------

* Filed herewith.

(1) Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed on August 18, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on April 19, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on August 20, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed on January 31, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on August 12, 1997.

(6) Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed on May 30, 2000.

      (9)   Articles of Amendment changing the name of Warburg, Pincus
            Institutional Fund, Inc. to Credit Suisse Institutional Fund,
            Inc.(6)

      (10)  Articles Supplementary designating the Cash Reserve Portfolio, the
            Global Telecommunications Portfolio, the Long-Short Market Neutral
            Portfolio and the Major Foreign Markets Portfolio.(6)

      (11)  Articles Supplementary designating the Investment Grade Fixed Income
            Portfolio.(6)

      (12)  Articles Supplementary designating the Select Equity Portfolio, the
            Capital Appreciation Portfolio and the Small Cap Value Portfolio.(8)

      (13)  Articles of Amendment changing the name of the International Equity
            Portfolio to the International Focus Portfolio, the name of the Small Company Growth Portfolio to the Small Cap Growth Portfolio and the Value Portfolio to the Large Cap Value Portfolio.(22)

      (14)  Articles Supplementary designating the Harbinger Portfolio.*

    b (1)   By-Laws.(1)

      (2)   Amendment to By-Laws.(9)

      (3)   Form of Amendment to By-Laws.(10)

      (4)   Amendment to By-Laws.(6)

----------

(7) Incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on June 29, 2001.

(8) Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed on October 26, 2001.

(9) Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, filed on July 2, 1996.

(10) Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A of Credit Suisse Global Fixed Income Fund, Inc., filed on February 17, 1998 (Securities Act File No. 33-36066).

      (5)   Amended By-Laws dated February 5, 2001.(11)

    c       Registrant's Forms of Stock Certificates.(1)

    d (1)   Investment Advisory Agreement. 12

      (2)   Form of Investment Advisory Agreement -- Cash Reserve Portfolio.(6)

      (3)   Form of Investment Advisory Agreement -- Global Telecommunications
            Portfolio.(6)

      (4)   Form of Investment Advisory Agreement -- Long-Short Market Neutral
            Portfolio.(6)

      (5)   Form of Investment Advisory Agreement -- Major Foreign Markets
            Portfolio.(6)

      (6)   Form of Investment Advisory Agreement - Investment Grade Fixed
            Income Portfolio.(7)

      (7)   Form of Investment Advisory Agreement -- Select Focus Portfolio.(8)


      (8)   Form of Investment Advisory Agreement -- Capital Appreciation
            Portfolio.(8)

      (9)   Form of Investment Advisory Agreement -- Small Cap Value
            Portfolio.(8)

      (10)  Sub-Investment Advisory Agreement between Abbott Capital Management,
            LLC and the Post-Venture Capital Portfolio.(13)

----------

(11) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse International Small Company Fund, Inc. filed on February 22, 2001 (Securities Act File No. 333-49537).

(12) Incorporated by reference/ material provisions of this exhibit are substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341).

(13) Incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, filed on August 30, 2000.

      (11)  Form of Sub-Investment Advisory Agreement between Credit Suisse
            Asset Management Limited and the Global Telecommunication
            Portfolio.(6)

    e (1)   Form of Distribution Agreement.(14)

      (2)   Form of Distribution Agreement with Credit Suisse Asset Management
            Securities, Inc. ("CSAMSI")(6)

      (3) Form of Letter Agreement of Distribution Agreement with CSAMSI pertaining to inclusion of the Investment Grade Fixed Income
            Portfolio.(7)

      (4) Form of Letter Agreement of Distribution Agreement with CSAMSI pertaining to the inclusion of the Select Equity Portfolio, the Capital Appreciation Portfolio and the Small Cap Value Portfolio.(8)

    f       Not applicable.

    g (1)   Custodian Agreement with State Street Bank and Trust Company ("State
            Street").(15)

      (2)   Amendment to the Custodian Agreement with State Street dated April
            26, 2001.(16)

      (3)   Amendment to the Custodian Agreement with State Street dated May 16,
            2001.(16)

      (4)   Amended Exhibit I to Custodian Agreement with State Street dated May
            16, 2001.(16)

    h (1)   Form of Transfer Agency and Service Agreement with Boston Financial
            Data Services, Inc. dated February 5, 2001.(11)

----------

(14) Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Credit Suisse Long-Short Market Neutral Fund, Inc., filed on November 2, 1999 (Securities Act File No. 333-60687).

(15) Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

(16) Incorporated by reference to Post-Effective No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed June 29, 2001.

      (2)   Form of Letter Agreement with Boston Financial Data Services,
            Inc.(7)

   (2)(A)   Form of Letter Agreement with Boston Financial Data Services,
            Inc.(8)

   (2)(B)   Form of Letter Agreement with Boston Financial Data Services, Inc.
            relating to the Harbinger Portfolio.*

      (3)   Form of Co-Administration Agreement with CSAMSI.(12)

   (3)(A)   Form of Letter Agreement with CSAMSI relating to the Investment
            Grade Fixed Income Portfolio.(7)

   (3)(B)   Form of Letter Agreement with CSAMSI relating to the Select Equity
            Portfolio, Capital Appreciation Portfolio and Small Cap Value
            Portfolio.(8)

   (3)(C)   Form of Co-Administration Agreement with State Street.(23)

      (4)   Form of Services Agreement.(17)

    i (1)   Opinion and Consent of Willkie Farr & Gallagher, counsel to the
            Fund.(18)

      (2)   Consent of Willkie Farr & Gallagher, counsel to the Fund, and
            Opinion of Willkie Farr & Gallagher relating to the establishment of the Small Cap Large Cap Value Portfolio and Post-Venture Capital
            Portfolio.(5)

      (3)   Opinion and Consent of Willkie Farr & Gallagher, counsel to the
            Fund, and Opinion of Willkie Farr & Gallagher relating to the establishment of the Cash Reserve Portfolio, Global
            Telecommunications Portfolio, Long-Short Market Neutral Portfolio and Major Foreign Markets Portfolio.(6)

----------

(17) Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Japan Growth Fund, Inc. filed on December 18, 1995 (Securities Act File No. 33-63655).

(18) Incorporated by reference to Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, filed on February 24, 2000.

      (4)   Opinion and Consent of Willkie Farr & Gallagher, counsel to the
            Fund, relating to the establishment of the Investment Grade Fixed
            Income and Large Cap Value Portfolio.(7)

      (5)   Opinion and Consent of Willkie Farr & Gallagher, counsel to the
            Fund, relating to the establishment of the Select Equity Portfolio, Capital Appreciation Portfolio and Small Cap Value Portfolio.(8)

      (6)   Opinion and Consent of Venable, Baetjer and Howard LLP, Maryland
            Counsel to the Fund.(7)

    j (1)   Consent of PricewaterhouseCoopers, LLP, Independent Accountants.

      (2)   Powers of Attorney.(19)

    k       Not applicable.

    l (1) Purchase Agreement pertaining to the International Focus Portfolio and Global Fixed Income Portfolio.(1)

      (2)   Form of Purchase Agreement pertaining to the Small Cap Growth
            Portfolio.(1)

      (3)   Form of Purchase Agreement pertaining to the Emerging Market
            Portfolio.(3)

      (4)   Form of Purchase Agreement relating to the Large Cap Value
            Portfolio.(4)

      (5)   Form of Purchase Agreement relating to the Small Cap Value
            Portfolio.(5)

      (6)   Form of Purchase Agreement relating to the Post-Venture Capital
            Portfolio.(5)

      (7) Form of Purchase Agreement relating to the Cash Reserve Portfolio, the Global Telecommunications Portfolio, the Long-Short Market
            Neutral Portfolio and the Major Foreign Markets Portfolio.(6)

----------

(19) Incorporated by reference to Post-Effective Amendment No.10 to the Registration Statement on Form N-1A of Credit Suisse International Focus Fund, Inc., filed on February 11, 2002 (Securities Act File No. 333-39075).

      (8)   Form of Purchase Agreement relating to the Investment Grade Fixed
            Income Portfolio.(7)

      (9) Form of Purchase Agreement relating to the Select Focus Portfolio, the Capital Appreciation Portfolio and the Small Cap Value
            Portfolio.(8)

    m       Not applicable.

    n       Not applicable.

    o       Not applicable.

    p (1)   Amended Form of Code of Ethics for Credit Suisse Asset Management,
            LLC dated July 16, 2001.(20)

      (2)   Form of Code of Ethics for Credit Suisse Asset Management Limited
            (London).(13)

Item 24. Persons Controlled by or Under Common Control with Registrant

      From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC"), each Portfolio's investment adviser, may be deemed to control a Portfolio and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant Portfolio's shares on behalf of discretionary advisory clients. CSAM, LLC has three wholly-owned subsidiaries: Warburg, Pincus Asset Management International, Inc., a Delaware corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25. Indemnification

      Registrant, officers and directors of CSAM, LLC, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Registration Statement of Credit Suisse Global Post-Venture Capital Fund, Inc., filed on June 21, 1995.

Item 26. (a) Business and Other Connections of Investment Adviser

      CSAM, LLC acts as investment adviser to each Portfolio. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other

----------

(20) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Credit Suisse International Focus Fund, Inc., filed on October 22, 2001 (Securities Act File No. 33-39075).

business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM, LLC (SEC File No. 801-37170).

      (b) Business and Other Connections of Sub-Investment Adviser

      Credit Suisse Asset Management Limited ("CSAM U.K.") act as sub-investment adviser for one or more of the Portfolios. CSAM U.K. renders investment advice and provides full-service private equity programs to clients. The list required by this Item 28 of officers and partners of CSAM U.K., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to schedules A and D of Form ADV filed by CSAM U.K. (SEC File No. 801-40177).

Item 27. Principal Underwriter

      (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Institutional High Yield Fund; Credit Suisse Institutional International Fund; Credit Suisse Institutional Money Market Fund; Credit Suisse Institutional U.S. Core Equity Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Capital Funds; Credit Suisse Opportunity Funds; Credit Suisse Select Funds; Credit Suisse Global Financial Services Fund; Credit Suisse Global New Technologies Fund; Credit Suisse Global Technology Fund; Credit Suisse Balanced Fund; Credit Suisse Capital Appreciation Fund; Credit Suisse Cash Reserve Fund; Credit Suisse Emerging Growth Fund; Credit Suisse Emerging Markets Fund; Credit Suisse European Equity Fund; Credit Suisse Fixed Income Fund; Credit Suisse Select Equity Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global Health Sciences Fund; Credit Suisse Global Post-Venture Capital Fund; Credit Suisse Investment Grade Bond Fund; Credit Suisse International Focus Fund; Credit Suisse International Small Company Fund; Credit Suisse Japan Growth Fund; Credit Suisse Municipal Bond Fund; Credit Suisse New York Municipal Fund; Credit Suisse New York Tax Exempt Fund; Credit Suisse Short Duration Bond Fund; Credit Suisse Strategic Small Cap Fund; Credit Suisse Small Cap Growth Fund; Credit Suisse Trust and Credit Suisse Strategic Value Fund.

      (b) For information relating to each director, officer or partner of CSAMSI, reference is made to Form BD (SEC File No. 8-32482) filed by CSAMSI under the Securities Exchange Act of 1934.

      (c) None.

Item 28. Location of Accounts and Records

      (1)   Credit Suisse Institutional Fund, Inc.
            466 Lexington Avenue
            New York, New York 10017-3147
            (Fund's Articles of Incorporation, By-Laws and minute books)

      (2)   Credit Suisse Asset Management, LLC
            466 Lexington Avenue

            New York, New York 10017-3147
            (records relating to its functions as investment adviser)

      (3)   Credit Suisse Asset Management Securities, Inc.
            466 Lexington Avenue
            New York, New York 10017-3147
            (records relating to its functions as co-administrator and distributor)

      (4)   State Street Bank and Trust Company
            225 Franklin Street
            Boston, Massachusetts 02110
            (records relating to its functions as co-administrator and custodian)

      (5)   Boston Financial Data Services, Inc.
            2 Heritage Drive
            North Quincy, Massachusetts 02171
            (records relating to its functions as shareholder servicing agent, transfer agent and dividend disbursing agent)

      (6)   Credit Suisse Asset Management Limited
            Beaufort House 15 St Botolph
            GB-London, EC3A7JJ
            (records relating to its functions as sub-investment adviser)

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 18th day of November, 2002.

                                          CREDIT SUISSE INSTITUTIONAL FUND, INC.

                                       By:  /s/ Laurence R. Smith
                                            ---------------------
                                          Laurence R. Smith
                                          Chairman
                                          (Chief Executive Officer)

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                                       Title                       Date
---------                                       -----                       ----
/s/ Laurence R. Smith                  Chairman (Chief Executive     November 18, 2002
---------------------                  Officer)
  Laurence R. Smith

/s/Michael A. Pignataro                Treasurer and Chief           November 18, 2002
-----------------------                Financial
  Michael A. Pignataro                 Officer

/s/Richard H. Francis*                 Director                      November 18, 2002
----------------------
  Richard H. Francis

/s/Jack W. Fritz*                      Director                      November 18, 2002
-----------------
  Jack W. Fritz

/s/Jeffrey E. Garten*                  Director                      November 18, 2002
---------------------
  Jeffrey E. Garten

/s/James S. Pasman, Jr.*               Director                      November 18, 2002
------------------------
  James S. Pasman, Jr.

/s/William W. Priest*                  Director                      November 18, 2002
---------------------
  William W. Priest

/s/Steven N. Rappaport*                Director                      November 18, 2002
-----------------------
  Steven N. Rappaport

/s/Peter F.Krogh*                      Director                      November 18, 2002
-----------------
  Peter F. Krogh

*By:/s/Michael A. Pignataro
    -----------------------
    Michael A. Pignataro as Attorney-in-Fact

                                INDEX TO EXHIBITS

Exhibit No.                            Description of Exhibit
-----------                            ----------------------
a(14)                Articles Supplementary designating the Harbinger Portfolio.